FEDERATED ARMs FUND

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                November 1, 1999

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

      RE:  FEDERATED ARMs FUND (the "Fund")
           1933 Act File No. 2-98491
           1940 ACT FILE NO. 811-4539

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, the above-named Fund hereby certifies that the definitive forms of prospectuses and statement of additional information dated October 31, 1999, that would have been filed under Rule 497(c), do not differ from the forms of prospectuses and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-effective amendment No. 25 on October 28, 1999.

        If you have any questions regarding this certification, please call me at (412) 288-8160.

                                                   Respectfully,

                                                   /s/ C. Grant Anderson
                                                   C. Grant Anderson
                                                   Assistant Secretary